Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Summary of Assets Liabilities and Networth of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated variable interest entities (“VIEs”) which are included in the consolidated balance sheets as of December 31, 2021 and 2020. All of these entities were determined to be VIEs as the Company possesses the power to direct activities through written agreements and is subject to the risk and rewards as a primary beneficiary:

	December 31, 2021	December 31, 2020
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC	Cresco Labs, LLC
Current assets	$36,850	$7,111	$830,828
Non-current assets	36,320	14,744	143,449
Current liabilities	(72,476)	(20,898)	(849,691)
Non-current liabilities	(23,124)	(2,986)	(83,138)
Non-controlling interests	—	—	97,180
Deficit attributable to Cresco Labs Inc.	(22,430)	(2,029)	(55,732)

Summary of Income Expenses and Net Income Loss of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated VIEs which are included in the Consolidated Statements of Operations for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC	Cresco Labs, LLC
Revenue	$4,031	$2,916	$98,786
Net income (loss) attributable to non-controlling interests	—	—	6,666
Net income (loss) attributable to Cresco Labs Inc.	(9,120)	(1,796)	10,204
Net income (loss)	(9,120)	(1,796)	16,870